Related Parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Salary and profit sharing	R$ 105,829	R$ 61,427	R$ 35,547
Short-term benefits (1)	250	266	1,263
Private pension	896	800	834
Termination benefits	1,395	8,413	1,237
Share-based payment	28,149	14,923	27,210
Total remuneration and benefits paid to professionals	R$ 136,519	R$ 85,829	R$ 66,091